UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Telemark Asset Management, LLC
Address:        One International Place, Suite 2401
                Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:       Brian C. Miley
Title:      Chief Financial Officer
Phone:      (617) 526-8910
Signature, Place and Date of Signing      /s/ Brian C. Miley                         Boston, Massachusetts      April 23, 2008
             [Signature]                  ---------------------------------------    ---------------------      --------------
                                          Brian C. Miley, Chief Financial Officer    [City, State]                   [Date]
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Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE


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Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         33 Data Records

Form 13F Information Table Value Total:         $111,595,963
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                            13 F March 31, 2008

                                                                                                                    VOTING AUTHORITY
                                                                                 PUT/
NAME OF ISSUER              TITLE OF     CUSIP       VALUE     SHARES/PRN SH/PRN CALL INVESTMENT   OTHER      SOLE   SHARED    NONE
                            CLASS                              AMT                    DESCRETION   MANAGERS
BARRICK GOLD CORP           COM        067901108  6,083,000    140,000     SH    N/A  SOLE         N/A       140,000   0        0
ARCHER-DANIELS-MIDLAND CO   COM        039483102    411,600     10,000     SH    N/A  SOLE         N/A        10,000   0        0
AGNICO EAGLE MINES LTD      COM        008474108  7,109,550    105,000     SH    N/A  SOLE         N/A       105,000   0        0
ANDERSONS INC               COM        034164103    892,200     20,000     SH    N/A  SOLE         N/A        20,000   0        0
AMERIGON INC                COM        03070L300  3,552,000    240,000     SH    N/A  SOLE         N/A       240,000   0        0
BURLINGTON NORTHERN SANTA
FE CORP                     COM        12189T104  2,766,600     30,000     SH    N/A  SOLE         N/A        30,000   0        0
PEABODY ENERGY CORPORATION  COM        704549104    510,000     10,000     SH    N/A  SOLE         N/A        10,000   0        0
CHESAPEAKE ENERGY CORP      COM        165167107  2,769,000     60,000     SH    N/A  SOLE         N/A        60,000   0        0
CLEAN HARBORS INC           COM        184496107  9,750,000    150,000     SH    N/A  SOLE         N/A       150,000   0        0
CANADIAN NATURAL RESOURCES
LTD                         COM        136385101  1,023,900     15,000     SH    N/A  SOLE         N/A        15,000   0        0
CEPHEID                     COM        15670R107    975,600     40,000     SH    N/A  SOLE         N/A        40,000   0        0
CSX CORP                    COM        126408103  2,523,150     45,000     SH    N/A  SOLE         N/A        45,000   0        0
ENCANA CORP                 COM        292505104  6,060,000     80,000     SH    N/A  SOLE         N/A        80,000   0        0
FTI CONSULTING              COM        302941109  1,420,800     20,000     SH    N/A  SOLE         N/A        20,000   0        0
FLOWSERVE CORP              COM        34354P105  4,175,200     40,000     SH    N/A  SOLE         N/A        40,000   0        0
GREAT BASIN GOLD LTD        COM        390124105  1,830,732    500,200     SH    N/A  SOLE         N/A       500,200   0        0
GOLDCORP INC NEW            COM        380956409  6,587,500    170,000     SH    N/A  SOLE         N/A       170,000   0        0
STREETTRACKS GOLD TRUST ETF GOLD SHS   863307104  8,136,900     90,000     SH    N/A  SOLE         N/A        90,000   0        0
ITRON INC                   COM        465741106  1,804,600     20,000     SH    N/A  SOLE         N/A        20,000   0        0
JAGUAR MINING INC.          COM        47009M103    209,600     20,000     SH    N/A  SOLE         N/A        20,000   0        0
JOY GLOBAL INC.             COM        481165108  4,887,000     75,000     SH    N/A  SOLE         N/A        75,000   0        0
KINROSS GOLD CORP NEW       COM NO PAR 496902404  6,588,780    298,000     SH    N/A  SOLE         N/A       298,000   0        0
KANSAS CITY SOUTHERN NEW    COM NEW    485170302    401,100     10,000     SH    N/A  SOLE         N/A        10,000   0        0
MONSANTO CO NEW             COM        61166W101  7,805,000     70,000     SH    N/A  SOLE         N/A        70,000   0        0
PETROLEO BRASILEIRO SA      SPONSORED
PETROBRAS                   ADR        71654V408  7,147,700     70,000     SH    N/A  SOLE         N/A        70,000   0        0
RUBICON TECHNOLOGY, INC.    COM        78112T107     61,351      2,117     SH    N/A  SOLE         N/A         2,117   0        0
QUANTA SERVICES INC.        COM        74762E102    695,100     30,000     SH    N/A  SOLE         N/A        30,000   0        0
STRATEGIC DIAGNOSTICS INC.  COM        862700101    335,700     90,000     SH    N/A  SOLE         N/A        90,000   0        0
SUNCOR ENERGY INC.          COM        867229106  1,734,300     18,000     SH    N/A  SOLE         N/A        18,000   0        0
TELVENT GIT SA              SHS        E90215109  1,182,500     50,000     SH    N/A  SOLE         N/A        50,000   0        0
UNION PACIFIC CORP          COM        907818108    626,900      5,000     SH    N/A  SOLE         N/A         5,000   0        0
UNITED STATES STL CORP NEW  COM        912909108  3,806,100     30,000     SH    N/A  SOLE         N/A        30,000   0        0
XTO ENERGY INC.             COM        98385X106  7,732,500    125,000     SH    N/A  SOLE         N/A       125,000   0        0


                                                111,595,963
                                                ===========

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